Related party transactions (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Assets	R$ 42,110,110	R$ 29,037,817
Derivatives Measured At Fair Value Through Profit Or Loss, Net	4,863,488	(2,104,812)
Loans and other amounts with credit institutions - Availability and Applications in Foreign Currency (Overnight Applications)	35,835,490	29,208,610
Loans and other values with customers	1,245,729	1,811,464
Other Assets	152,053	113,198
Warranties and Limits	13,350	9,357
Liabilities	(19,833,779)	(31,759,147)
Deposits from credit institutions	(11,798,203)	(17,014,920)
Securities	(226,602)	(201,054)
Customer deposits	(976,835)	(935,966)
Other Liabilities	(715,921)	(434,530)
Debt Instruments Eligible for Capital	(6,116,218)	(13,172,677)
Income	1,902,572	421,276
Interest and similar income - Loans and amounts due from credit institutions	350,728	49,508
Warranties and Limits	16,276	37,769
Interest expense and similar charges - Customer deposits	(887,888)	(410,518)
Fee and commission income (expense)	3,402,825	3,432,585
Gains (losses) on financial assets and liabilities and exchange differences (net)	539,964	(1,099,679)
Administrative expenses and amortization	(739,368)	(724,994)
Debt Instruments Eligible for Capital	(779,965)	(863,395)
Subsidiaries Key Management Personnel [Member]
IfrsStatementLineItems [Line Items]
Assets	36,813	25,737
Derivatives Measured At Fair Value Through Profit Or Loss, Net
Loans and other amounts with credit institutions - Availability and Applications in Foreign Currency (Overnight Applications)
Loans and other values with customers	23,463	16,380
Other Assets
Warranties and Limits	13,350	9,357
Liabilities	(407,621)	(263,592)
Deposits from credit institutions
Securities	(76,365)	(201,054)
Customer deposits	(26,553)	(31,040)
Other Liabilities	(304,703)	(31,498)
Debt Instruments Eligible for Capital
Income	(618,470)	18,223
Interest and similar income - Loans and amounts due from credit institutions	2,835	2,388
Warranties and Limits	16,276	37,769
Interest expense and similar charges - Customer deposits	(638,304)	(22,685)
Fee and commission income (expense)	454	495
Gains (losses) on financial assets and liabilities and exchange differences (net)	269	256
Administrative expenses and amortization
Debt Instruments Eligible for Capital
Parent [member]
IfrsStatementLineItems [Line Items]
Assets	18,027,308	4,671,501
Derivatives Measured At Fair Value Through Profit Or Loss, Net	4,590,150	(3,138,996)
Loans and other amounts with credit institutions - Availability and Applications in Foreign Currency (Overnight Applications)	13,252,195	7,800,513
Loans and other values with customers	184,963
Other Assets		9,984
Warranties and Limits
Liabilities	(10,812,203)	(23,541,990)
Deposits from credit institutions	(4,484,720)	(10,167,933)
Securities
Customer deposits
Other Liabilities	(211,265)	(201,380)
Debt Instruments Eligible for Capital	(6,116,218)	(13,172,677)
Income	1,311,494	(1,217,332)
Interest and similar income - Loans and amounts due from credit institutions	349,749	47,120
Warranties and Limits
Interest expense and similar charges - Customer deposits	(6,949)	(111,024)
Fee and commission income (expense)	(67,438)
Gains (losses) on financial assets and liabilities and exchange differences (net)	2,027,362	(88,674)
Administrative expenses and amortization	(211,265)	(201,359)
Debt Instruments Eligible for Capital	(779,965)	(863,395)
Joint Controlled Companies And Other Related Party [Member]
IfrsStatementLineItems [Line Items]
Assets	24,045,989	24,340,579
Derivatives Measured At Fair Value Through Profit Or Loss, Net	273,338	1,034,184
Loans and other amounts with credit institutions - Availability and Applications in Foreign Currency (Overnight Applications)	22,583,295	21,408,097
Loans and other values with customers	1,037,303	1,795,084
Other Assets	152,053	103,214
Warranties and Limits
Liabilities	(8,613,955)	(7,953,565)
Deposits from credit institutions	(7,313,483)	(6,846,987)
Securities	(150,237)
Customer deposits	(950,282)	(904,926)
Other Liabilities	(199,953)	(201,652)
Debt Instruments Eligible for Capital
Income	1,209,548	1,620,385
Interest and similar income - Loans and amounts due from credit institutions	(1,856)
Warranties and Limits
Interest expense and similar charges - Customer deposits	(242,635)	(276,809)
Fee and commission income (expense)	3,469,809	3,432,090
Gains (losses) on financial assets and liabilities and exchange differences (net)	(1,487,667)	(1,011,261)
Administrative expenses and amortization	(528,103)	(523,635)
Debt Instruments Eligible for Capital